Segment Data (Tables)	12 Months Ended
Dec. 31, 2012
Segment Data [Abstract]
Schedule of Operating Segment Results [Table Text Block]
(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Year Ended December 31, 2012
Revenue	$3,084,780	$1,279,257	$1,667,687	$281,879	$-	$(66,719)	$6,246,884
Direct operating expenses	873,165	586,666	1,024,596	25,088	-	(12,965)	2,496,550
Selling, general and administrative expenses	997,511	212,794	364,502	152,394	-	(53,754)	1,673,447
Depreciation and amortization	271,399	192,023	205,258	45,568	15,037	-	729,285
Impairment charges	-	-	-	-	37,651	-	37,651
Corporate expenses	-	-	-	-	288,028	-	288,028
Other operating income - net	-	-	-	-	48,127	-	48,127
Operating income (loss)	$942,705	$287,774	$73,331	$58,829	$(292,589)	$-	$1,070,050

Intersegment revenues	$-	$1,175	$80	$65,464	$-	$-	$66,719
Segment assets	$8,201,798	$3,835,235	$2,256,309	$815,435	$1,183,936	$-	$16,292,713
Capital expenditures	$65,821	$117,647	$150,129	$17,438	$39,245	$-	$390,280
Share-based compensation expense	$6,985	$5,875	$4,529	$-	$11,151	$-	$28,540
Year Ended December 31, 2011
Revenue	$2,986,828	$1,252,725	$1,751,149	$234,542	$-	$(63,892)	$6,161,352
Direct operating expenses	849,265	571,779	1,067,022	27,807	-	(11,837)	2,504,036
Selling, general and administrative expenses	980,960	201,124	339,748	147,481	-	(52,055)	1,617,258
Depreciation and amortization	268,245	211,056	219,908	49,827	14,270	-	763,306
Impairment charges	-	-	-	-	7,614		7,614
Corporate expenses	-	-	-	-	227,096	-	227,096
Other operating income - net	-	-	-	-	12,682	-	12,682
Operating income (loss)	$888,358	$268,766	$124,471	$9,427	$(236,298)	$-	$1,054,724

Intersegment revenues	$-	$4,141	$-	$59,751	$-	$-	$63,892
Segment assets	$8,364,246	$3,886,098	$2,166,173	$809,212	$1,316,310	$-	$16,542,039
Capital expenditures	$50,198	$122,505	$166,044	$5,737	$19,490	$-	$363,974
Share-based compensation expense	$4,606	$7,601	$3,165	$-	$5,295	$-	$20,667
Year Ended December 31, 2010
Revenue	$2,869,499	$1,216,930	$1,581,064	$261,461	$-	$(63,269)	$5,865,685
Direct operating expenses	808,867	560,378	999,594	27,953	-	(15,145)	2,381,647
Selling, general and administrative expenses	963,853	199,990	294,666	159,827	-	(48,124)	1,570,212
Depreciation and amortization	256,673	198,896	214,692	52,965	9,643	-	732,869
Impairment charges	-	-	-	-	15,364	-	15,364
Corporate expenses	-	-	-	-	284,042	-	284,042
Other operating expense - net	-	-	-	-	(16,710)	-	(16,710)
Operating income (loss)	$840,106	$257,666	$72,112	$20,716	$(325,759)	$-	$864,841

Intersegment revenues	$275	$4,173	$-	$58,821	$-	$-	$63,269
Segment assets	$8,411,953	$4,415,901	$2,222,121	$812,189	$1,598,218	$-	$17,460,382
Capital expenditures	$27,781	$92,235	$103,038	$7,682	$10,728	$-	$241,464
Share-based compensation expense	$7,152	$9,207	$2,746	$-	$15,141	$-	$34,246